Concentration of Risk (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Hong Kong [Member]
Concentration of Risk [Line Items]
Cash deposit at financial institutions	$ 800,000	$ 101,920	$ 500,000	$ 64,369
Cash balance	671,488	85,541	1,876,495	241,576
UNITED KINGDOM
Concentration of Risk [Line Items]
Cash deposit at financial institutions	1,198,989	152,739	85,000	106,375
Cash balance			7,289,525	938,441
Hong Kong Deposit Protection Board [Member]
Concentration of Risk [Line Items]
Cash deposit at financial institutions	$ 671,488	$ 85,541	668,551	86,068
United Kingdom Deposit Protection Board [Member]
Concentration of Risk [Line Items]
Cash deposit at financial institutions			$ 826,290	$ 106,375